Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Change in non-cash working capital:
Trade receivables and other	$1,494	$(5,498)
Trade payables and other	203	2,608
Net increase (decrease) in cash	$1,697	$(2,890)
Significant non-cash transactions:
Financial instrument received on disposal of Stream, royalty and other interests	$122,745	$14,123
Sandbox common shares received in consideration for a convertible debenture payment	17,249	—
Sandbox common shares received on disposal of Stream, royalty and other interests	14,988	18,564
Financial instrument received on disposal of Entrée investment in associate	—	33,781
Common shares issued on acquisition of BaseCore portfolio of Stream, royalty and other interests	—	(75,304)
Common shares issued on acquisition of Nomad portfolio of Stream, royalty and other interests	—	(454,089)
Financial instruments received on disposal of Hod Maden investment in associate	—	68,348
Financial instrument disposed of on disposal of Hod Maden investment in associate	—	(33,311)
Horizon Copper investment in associate received on disposal of Hod Maden investment in associate	—	10,687